Acquisitions and Collaborations - Acquisitions - Additional Information (Detail) - USD ($)	1 Months Ended					3 Months Ended			5 Months Ended	12 Months Ended
	Jul. 31, 2015	Mar. 31, 2015	Jun. 30, 2014	Apr. 30, 2014	Mar. 31, 2013	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired						$ 280,000,000		$ 228,000,000		$ 1,163,000,000	$ 185,000,000	$ 111,000,000
Goodwill						883,000,000	$ 829,000,000		$ 829,000,000	829,000,000	565,000,000	524,000,000
Impairment charge										81,000,000
ONCASPAR
Acquisitions And Collaborations [Line Items]
Percentage of shares acquired	100.00%
Intangible assets acquired							794,000,000		794,000,000	794,000,000
Increase in intangible assets							13,000,000
Increase in inventory							5,000,000
Increase in long-term liabilities							3,000,000
Decrease in goodwill							(15,000,000)
Annual sales											100,000,000
Net sales						$ 52,000,000			87,000,000
Acquisition related costs										17,000,000
Cash, net of cash acquired	$ 890,000,000									890,000,000
Goodwill							198,000,000		198,000,000	$ 198,000,000
ONCASPAR | Developed Technology
Acquisitions And Collaborations [Line Items]
Intangible assets acquired	$ 794,000,000
Intangible asset, amortization method										Straight-line basis
Intangible asset, estimated useful life	16 years									16 years
AesRx LLC
Acquisitions And Collaborations [Line Items]
Intangible assets acquired											78,000,000
Cash, net of cash acquired			$ 15,000,000								15,000,000
Fair value of contingent payments			65,000,000								65,000,000
Goodwill			2,000,000								2,000,000
AesRx LLC | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Intangible assets acquired			$ 78,000,000
IPR&D completion term			5 years
Cash flow projections discount rate			15.50%
Impairment charge										$ 81,000,000
Gain from reduction of the fair value of contingent payment										66,000,000
Contingent payment liabilities							0		0	0
AesRx LLC | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment			$ 278,000,000
AesRx LLC | Maximum | Sales Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment			550,000,000
AesRx LLC | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Estimated R&D expenses until project completion as of acquisition date			$ 40,000,000
Chatham Therapeutics
Acquisitions And Collaborations [Line Items]
Intangible assets acquired											74,000,000
Cash, net of cash acquired				$ 70,000,000							70,000,000
Fair value of contingent payments				77,000,000							77,000,000
Goodwill				73,000,000							$ 73,000,000
Contingent payment liabilities							74,000,000		74,000,000	74,000,000
Chatham Therapeutics | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Intangible assets acquired				$ 74,000,000
IPR&D completion term				10 years
Cash flow projections discount rate				12.00%
Chatham Therapeutics | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment				$ 560,000,000
Chatham Therapeutics | Maximum | Sales Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment				780,000,000
Chatham Therapeutics | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Estimated R&D expenses until project completion as of acquisition date				$ 130,000,000
Inspiration Bio Pharmaceuticals Inc
Acquisitions And Collaborations [Line Items]
Intangible assets acquired												288,000,000
Cash, net of cash acquired												51,000,000
Fair value of contingent payments												269,000,000
Goodwill					$ 7,000,000							$ 7,000,000
Contingent payment liabilities					269,000,000		360,000,000		360,000,000	360,000,000
Inspiration Bio Pharmaceuticals Inc | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Intangible assets acquired					$ 288,000,000
Intangible asset, estimated useful life					15 years
Cash flow projections discount rate					13.00%
Inspiration Bio Pharmaceuticals Inc | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Estimated fair value of contingent payment liabilities at acquisition date					$ 135,000,000
SuppreMol GmbH
Acquisitions And Collaborations [Line Items]
Intangible assets acquired		$ 179,000,000					179,000,000	179,000,000	179,000,000	179,000,000
IPR&D completion term		5 years
Deferred tax asset		$ 17,000,000						17,000,000
Deferred tax liability		52,000,000						$ 52,000,000
Cash, net of cash acquired		$ 228,000,000								228,000,000
Goodwill							$ 83,000,000		$ 83,000,000	$ 83,000,000
SuppreMol GmbH | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Cash flow projections discount rate		20.00%
SuppreMol GmbH | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Projected research and development expenses		$ 400,000,000